Earnings / (loss) per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit / (loss) for the year, net	$ 50,650	$ (102,749)	$ (32,723)
Weighted average number of ordinary shares	88,242,621	87,473,056	80,068,287
Basic earnings / (loss) per share (in US dollars per share)	$ 0.574	$ (1.175)	$ (0.409)
Profit / (loss) for the year, net	$ 50,650	$ (102,749)	$ (32,723)
Weighted average number of ordinary shares	93,273,978	87,473,056	80,068,287
Diluted earnings / (loss) per share (in US dollars per share)	$ 0.543	$ (1.175)	$ (0.409)